Commitments and contingencies - Narrative (Details) € in Thousands		12 Months Ended
	Jan. 01, 2021 EUR (€)	Dec. 31, 2020 EUR (€) item
Commitments and contingencies
Number of disputes related to production issues | item		5
Estimated potential loss from disputes		€ 195
Total lease expenses	€ 2,243